Item 1:            Schedule of Investments

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

July 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (32.1%)
ASSET BACKED (32.1%)
$1,500	Ajax Bambino Funding, Inc.	(A-1+, P-1)	09/10/07	5.339	$1,491,183
10,500	Ajax Bambino Funding, Inc.	(A-1+, P-1)	09/19/07	5.338	10,424,397
4,500	Altius I Funding Corp.	(A-1+, P-1)	08/09/07	5.350	4,494,730
550	Amstel Funding Corp.	(A-1+, P-1)	09/17/07	5.338	546,194
2,600	Bavaria Universal Funding	(A-1, P-1)	09/12/07	5.341	2,584,014
17,500	Brahms Funding Corp.	(A-1, P-1)	08/07/07	5.409	17,484,250
3,600	Brahms Funding Corp.	(A-1, P-1)	08/10/07	5.329	3,595,248
8,000	Citius II Funding LLC	(A-1+, P-1)	08/30/07	5.337	7,966,038
13,700	Davis Square Funding III Corp.	(A-1+, P-1)	08/23/07	5.350	13,655,465
10,000	Davis Square Funding VI Corp.	(A-1+, P-1)	08/06/07	5.354	9,992,569
22,000	Fenway Funding LLC	(A-1, P-1)	08/01/07	5.362	22,000,000
2,400	Fenway Funding LLC	(A-1, P-1)	10/12/07	5.364	2,374,752
10,300	Fenway Funding LLC	(A-1, P-1)	11/07/07	5.366	10,152,937
21,000	Foxboro Funding, Ltd.	(A-1+, P-1)	11/01/07	5.395	20,714,484
12,000	KKR Atlantic Funding Trust	(A-1+, P-1)	08/17/07	5.344	11,971,627
1,900	Liberty Harbour CDO, Inc.	(A-1+, P-1)	08/09/07	5.340	1,897,771
1,500	Liberty Harbour CDO, Inc.	(A-1+, P-1)	09/04/07	5.339	1,492,350
1,500	Mica Funding LLC	(A-1, P-1)	08/15/07	5.340	1,496,967
11,500	Ocala Funding LLC	(A-1+, P-1)	08/14/07	5.356	11,477,990
5,400	Ocala Funding LLC	(A-1+, P-1)	09/18/07	5.355	5,361,696
1,200	Romulus Funding Corp.	(A-1, P-1)	08/28/07	5.340	1,195,257
11,000	Romulus Funding Corp.	(A-1, P-1)	01/08/08	5.356	10,744,800
1,000	Tango Finance Corp.	(A-1+, P-1)	08/06/07	5.292	999,272
3,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	08/20/07	5.331	2,991,608
2,500	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	08/23/07	5.345	2,491,889
3,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	08/28/07	5.349	2,988,031
15,800	Valcour Bay Capital Company LLC	(A-1, P-1)	08/10/07	5.352	15,779,026
20,000	Zane Funding LLC	(A-1+, P-1)	08/21/07	5.348	19,940,889
TOTAL COMMERCIAL PAPER (Cost $218,305,434)					218,305,434

ASSET BACKED SECURITIES (3.1%)
45	Ace Securities Corp., Series 2003-0P1, Class A2#	(AAA, Aaa)	12/25/33	5.680	44,563
305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#	(AAA, Aaa)	09/25/33	5.660	302,747
10	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#	(AAA, Aaa)	03/25/34	5.870	10,325
66	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#	(AAA, Aaa)	03/15/30	5.570	65,832
49	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#	(AAA, Aaa)	05/15/35	5.500	48,814
29	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2#	(AAA, Aaa)	06/25/34	5.610	28,921
60	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#	(AAA, Aaa)	07/25/34	5.730	60,173
230	GE Capital Credit Card Master Note Trust, Series 2004-2, Class A#	(AAA, Aaa)	09/15/10	5.360	229,990
12,971	Interstar Millennium Trust, Series 2006-2GA, Class A1#	(AAA, Aaa)	05/27/38	5.300	12,990,242
107	MSDWCC Heloc Trust, Series 2005-1, Class A#	(AAA, Aaa)	07/25/17	5.510	107,186
23	Novastar Home Equity Loan Trust, Series 2004-3, Class A3D#	(AAA, Aaa)	12/25/34	5.680	23,335
133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#	(AAA, Aaa)	06/25/33	5.620	133,112
36	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#	(AAA, Aaa)	05/25/35	5.590	35,585
7,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#	(AA-, Aa2)	12/15/08	5.410	7,000,000
TOTAL ASSET BACKED SECURITIES (Cost $21,065,978)					21,080,825

MORTGAGE BACKED SECURITIES (8.9%)
12,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3#	(AAA, Aaa)	01/13/39	5.310	11,999,530
18,818	Paragon Mortgages PLC, Series 12A, Class A1‡‡#	(AAA, Aaa)	11/15/38	5.310	18,816,479
15,000	Paragon Mortgages PLC, Series 14A, Class A1‡‡#	(AAA, Aaa)	09/15/39	5.320	15,024,879
15,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A#	(A-1+, P-1)	02/12/08	5.310	14,998,828
TOTAL MORTGAGE BACKED SECURITIES (Cost $60,817,796)					60,839,716

STRUCTURED NOTES (35.0%)
15,700	ABN AMRO Bank NV: Commodity Index Linked Notes#	(A-1+, P-1)	10/22/07	5.160	20,278,434
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,969,360
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/30/07	5.221	1,955,025

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

STRUCTURED NOTES
$1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.220	$1,240,570
1,600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.221	2,034,208
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.299	660,725
800	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.295	997,992
1,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	1,432,405
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.190	523,510
1,900	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	2,013,848
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	3,335,340
1,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	1,286,272
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.209	964,420
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	1,945,800
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	2,007,180
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	2,022,540
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.200	2,029,740
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.207	1,452,015
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,984,020
1,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,352,897
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.205	1,479,735
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,968,080
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.207	1,986,020
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,515,285
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,915,720
2,300	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	2,361,364
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	2,007,540
13,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.301	16,090,100
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.225	2,655,800
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.226	1,297,630
600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.227	751,284
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.226	1,918,050
26,166	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	25,692,270
26,500	Bank of America NA: Commodity Index Linked Notes#	(AAA, Aa)	03/28/08	5.190	27,658,042
15,600	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	10/28/07	5.260	20,097,262
15,500	Bear Stearns Company, Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	11/06/07	5.140	19,184,350
18,000	Commonwealth Bank of Australia: Commodity Index Linked Notes#	(AAA, Aaa)	02/07/08	4.970	20,821,320
15,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.106	20,105,825
16,100	Morgan Stanley: Commodity Index Linked Notes#	(A-1, P-1)	10/15/07	5.290	17,352,902
TOTAL STRUCTURED NOTES (Cost $209,666,405)					238,344,880

VARIABLE RATE CORPORATE OBLIGATIONS (19.4%)
Diversified Financials (19.4%)
8,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/08	5.380	8,004,728
10,000	Axon Financial Funding LLC, Series MTN, Notes#	(AAA, Aaa)	06/16/08	5.350	10,001,280
12,500	Axon Financial Funding LLC, Series MTN, Notes#	(AAA, Aaa)	06/20/08	5.310	12,501,987
15,000	Cheyne Finance LLC, Series MTN, Notes#	(AAA, Aaa)	05/20/08	5.320	15,000,915
19,000	Cullinan Finance Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/07	5.320	19,001,405
6,000	Dorada Finance, Inc., Series MTN#	(AAA, Aaa)	04/25/08	5.350	6,001,548
5,500	Five Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	09/13/07	5.330	5,500,490
16,000	Sedna Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	11/28/07	5.330	16,002,720
18,000	Stanfield Victoria LLC, Series MTN, Notes#	(AAA, Aaa)	03/27/08	5.360	18,010,296
22,000	Tango Finance Corp., Series MTN, Notes#	(AAA, Aaa)	09/15/08	5.300	22,009,746
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $131,991,780)					132,035,115

UNITED STATES AGENCY OBLIGATIONS (0.0%)
145	Fannie Mae Discount Notes	(AAA, Aaa)	10/15/07	4.638	143,463
100	Freddie Mac Discount Notes	(AAA, Aaa)	10/15/07	5.199	98,943
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $242,406)					242,406

SHORT-TERM INVESTMENT (0.1%)
480	State Street Bank and Trust Co. Euro Time Deposit (Cost $480,000)		08/01/07	4.100	480,000

TOTAL INVESTMENTS AT VALUE (98.6%) (Cost $642,569,799)	671,328,376

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)	9,526,652

NET ASSETS (100.0%)	$680,855,028

OPEN FUTURES CONTRACTS

	Number of	Expiration	Contract	Contract	Unrealized
Futures Contracts	Contracts	Date	Amount	Value	Depreciation

US Treasury 10 Year Notes Futures	(298)	09/19/07	$(31,472,497)	$(32,011,719)	$(539,222)

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of July 31, 2007.
‡‡	Collateral segregated for futures contracts.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $642,569,799, $29,589,057, $(830,480), $28,758,577, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                          As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007